Capital and financial risk management - Risk management strategy of hedge relationships - Tabular disclosure (Details) € in Millions	12 Months Ended
	Mar. 31, 2020 EUR (€) R / € SFr / € £ / € kr / € ¥ / € $ / € $ / € $ / €	Mar. 31, 2019 EUR (€) SFr / € £ / € kr / € ¥ / € $ / € $ / € $ / €
Risk management strategy of hedge relationships
Nominal amount	29,372	26,787
Carrying value assets	€ 5,914	€ 1,639
Carrying value liabilities	327	281
Other comprehensive income
Beginning balance	713	1,097
(Gain)/Loss deferred to OCI	(4,292)	(1,663)
Gain/(Loss) recycled to financing costs	408	1,279
Ending balance	€ (3,171)	€ 713
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | US dollar bonds
Risk management strategy of hedge relationships
Nominal amount	20,383	18,444
Carrying value assets	€ 5,371	€ 1,273
Carrying value liabilities		83
Other comprehensive income
Beginning balance	(179)	132
(Gain)/Loss deferred to OCI	(4,233)	(1,410)
Gain/(Loss) recycled to financing costs	490	1,099
Ending balance	€ (3,922)	€ (179)
Average FX rate | $ / €	1.18	1.18
Average euro interest rate	2.67%	2.56%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Australian dollar bonds
Risk management strategy of hedge relationships
Nominal amount	736	736
Carrying value assets		€ 14
Carrying value liabilities	€ 65	2
Other comprehensive income
Beginning balance	(17)	(4)
(Gain)/Loss deferred to OCI	77	(21)
Gain/(Loss) recycled to financing costs	(86)	8
Ending balance	€ (26)	€ (17)
Average FX rate | $ / €	1.56	1.56
Average euro interest rate	0.92%	0.92%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Swiss franc bonds
Risk management strategy of hedge relationships
Nominal amount	624	624
Carrying value liabilities	€ 17	€ 43
Other comprehensive income
Beginning balance	22	16
(Gain)/Loss deferred to OCI	(27)	(25)
Gain/(Loss) recycled to financing costs	33	31
Ending balance	€ 28	€ 22
Average FX rate | SFr / €	1.08	1.08
Average euro interest rate	1.26%	1.26%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Pound sterling bonds
Risk management strategy of hedge relationships
Nominal amount	3,180	2,720
Carrying value assets	€ 29	€ 76
Carrying value liabilities	186	112
Other comprehensive income
Beginning balance	38	8
(Gain)/Loss deferred to OCI	79	(39)
Gain/(Loss) recycled to financing costs	(23)	69
Ending balance	€ 94	€ 38
Average FX rate | £ / €	0.85	0.85
Average euro interest rate	2.04%	1.95%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Hong Kong dollar bonds
Risk management strategy of hedge relationships
Nominal amount	233	233
Carrying value assets	€ 22	€ 3
Carrying value liabilities		7
Other comprehensive income
Beginning balance	13	15
(Gain)/Loss deferred to OCI	(25)	(23)
Gain/(Loss) recycled to financing costs	8	21
Ending balance	€ (4)	€ 13
Average FX rate | $ / €	9.08	9.08
Average euro interest rate	1.48%	1.48%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Japanese yen bonds
Risk management strategy of hedge relationships
Nominal amount	78	78
Carrying value assets	€ 1	€ 1
Other comprehensive income
Beginning balance	2
(Gain)/Loss deferred to OCI		(3)
Gain/(Loss) recycled to financing costs	4	5
Ending balance	€ 6	€ 2
Average FX rate | ¥ / €	128.53	128.53
Average euro interest rate	2.47%	2.47%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Norwegian krona bonds
Risk management strategy of hedge relationships
Nominal amount	241	241
Carrying value assets		€ 2
Carrying value liabilities	€ 46	14
Other comprehensive income
Beginning balance	1	(4)
(Gain)/Loss deferred to OCI	34	5
Gain/(Loss) recycled to financing costs	(38)
Ending balance	€ (3)	€ 1
Average FX rate | kr / €	9.15	9.15
Average euro interest rate	1.12%	1.12%
Cash flow hedges | Foreign currency and interest rate risk | Currency swap contract | US dollar bonds
Risk management strategy of hedge relationships
Nominal amount	905	905
Carrying value assets	€ 46	€ 33
Other comprehensive income
Beginning balance	12	1
(Gain)/Loss deferred to OCI	(14)	(40)
Gain/(Loss) recycled to financing costs	20	51
Ending balance	€ 18	€ 12
Average FX rate | $ / €	1.17	1.17
Average euro interest rate	1.05%	1.05%
Cash flow hedges | Interest rate risk | Interest rate swaps | Euro loans
Risk management strategy of hedge relationships
Nominal amount	668	668
Carrying value liabilities	€ 13	€ 17
Other comprehensive income
Beginning balance	11	15
(Gain)/Loss deferred to OCI	(4)	1
Gain/(Loss) recycled to financing costs		(5)
Ending balance	€ 7	€ 11
Average euro interest rate	1.21%	1.21%
Fair value hedges
Other comprehensive income
Loss from foreign currency basis outside the cash flow and net investment hedge relationships	€ 1,271	€ 754
Gain from foreign currency basis outside the cash flow and net investment hedge relationships	0	1
Net ineffectiveness on the fair value hedges, recognised in the income statement	8	2
Loss in relation to fair value of bonds previously designated in fair value hedge relationships	€ 889	€ 749
Fair value hedges | Interest rate risk | Cross currency and foreign exchange swaps | Eurobonds
Risk management strategy of hedge relationships
Nominal amount		186
Carrying value assets		€ 117
Fair value hedges | Interest rate risk | Interest rate swaps | Eurobonds
Risk management strategy of hedge relationships
Nominal amount	186
Carrying value assets	€ 131
Net investment hedge | Foreign exchange risk | Cross currency and foreign exchange swaps | South African rand investment
Risk management strategy of hedge relationships
Nominal amount	2,138	1,952
Carrying value assets	€ 314	€ 120
Carrying value liabilities		3
Other comprehensive income
Beginning balance	810	918
(Gain)/Loss deferred to OCI	(179)	(108)
Ending balance	€ 631	€ 810
Average FX rate	17.00	14.92
Average euro interest rate	0.17%	0.08%